                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       36

Form 13F Information Table Value Total:   $  186,028
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


3SBIO INC                          SPONSD ADR     88575Y105     $102           13,100  SH          SHARED       1            13,100
AFC ENTERPRISES INC                COM            00104Q107     $672          143,362  SH          SHARED       1           143,362
AERCAP HOLDINGS NV                 SHS            N00985106     $3,367      1,118,473  SH          SHARED       1         1,118,473
AMERCAN EXPRESS CO                 COM            025816109     $3,987        214,950  SH          SHARED       1           214,950
ANNTAYLOR STORES CORP              COM            036115103     $4,806        832,950  SH          SHARED       1           832,950
BANCO SANTANDER SA                 ADR            05965X109     $231            6,600  SH          SHARED       1             6,600
BURLINGTON NORTHERN SANTA FE C     COM            12189T104     $8,430        111,350  SH          SHARED       1           111,350
CAREER EDUCATION CORP              COM            141665109     $5,947        331,472  SH          SHARED       1           331,472
COMPANHIA DE BEBIDAS DAS AME       SPON ADR PFD   20441W203     $235            5,300  SH          SHARED       1             5,300
COMPANHIA DE SANEAMENTO BASI       SPONSORED ADR  20441A102     $276           11,400  SH          SHARED       1            11,400
COPANO ENERGY LLC                  COM UNITS      217202100     $5,252        450,000  SH          SHARED       1           450,000
DELTA AIR LINES INC DEL            COM NEW        247361702     $22,424     1,956,699  SH          SHARED       1         1,956,699
FAMILYMEDS GROUP INC               COM            30706T209     $12           218,775  SH          SHARED       1           218,775
ENERGY TRANSFER EQUITY LP          COM UT LTD PTN 29273V100     $2,173        134,050  SH          SHARED       1           134,050
ENERGY TRANSFER PRTNRS LP          UNIT LTD PTN   29273R109     $4,754        139,770  SH          SHARED       1           139,770
GAMETECH INTERNATIONAL INC         COM            36466D102     $934          644,215  SH          SHARED       1           644,215
GAMMON GOLD INC                    COM            36467T106     $1,732        316,643  SH          SHARED       1           316,643
GENESIS ENERGY LP                  UNIT LTD PTN   371927104     $2,222        255,800  SH          SHARED       1           255,800
KINROSS GOLD CORP                  COM NO PAR     496902404     $10,367       562,804  SH          SHARED       1           562,804
KRAFT FOODS INC                    CL A           50075N104     $6,713        250,000  SH          SHARED       1           250,000
MARKWEST ENERGY PARTNERS LP        UNIT LTD PTN   570759100     $2,793        350,000  SH          SHARED       1           350,000
MARKET VECTORS ETF TR              RUSSIA ETF     57060U506     $344           26,338  SH          SHARED       1            26,338
MINEFINDERS LTD                    COM            602900102     $1,344        260,992  SH          SHARED       1           260,992
NBTY INC                           COM            628782104     $2,348        150,000  SH          SHARED       1           150,000
NATURES SUNSHINE PRODUCTS          COM            639027101     $10,891     1,785,473  SH          SHARED       1         1,785,473
OLIN CORP                          COM PAR $1     680665205     $17,921       991,210  SH          SHARED       1           991,210
PAN AMERICAN SILVER CORP           COM            697900108     $225           13,200  SH          SHARED       1            13,200
PLAINS ALL AMERN PIPELINE          UNIT LTD PTN   726503105     $6,938        200,000  SH          SHARED       1           200,000
REGENCY ENERGY PARTNERS LP         COM UNITS LP   75885Y107     $2,719        337,800  SH          SHARED       1           337,800
SK TELECOM LTD                     SPONSORED ADR  78440P108     $28,345     1,559,113  SH          SHARED       1         1,559,113
SPX CORP                           COM            784635104     $9,347        230,500  SH          SHARED       1           230,500
TARGA RESOURCES PARTNERS LP        COM UNIT       87611X105     $3,463        446,800  SH          SHARED       1           446,800
VALASSIS COMMUNICATIONS INC        COM            918866104     $1,281        970,794  SH          SHARED       1           970,794
OPEN JT STK CO-VIMPEL  COMMUN      SPONSD ADR     68370R109     $188           26,200  SH          SHARED       1            26,200
WALGREEN CO                        COM            931422109     $9,868        400,000  SH          SHARED       1           400,000
WILLIAMS PARTNERS LP               COM UNIT LP    96950F104     $3,377        282,868  SH          SHARED       1           282,868

                                                                $186,028


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